Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Ordinary Shares		Additional Paid-in Capital	Statutory reserves	(Accumulated Deficit) Retained earnings	Accumulated Other Comprehensive (Loss) Income	Total
Balance at Dec. 31, 2022						$ 50	[1]	$ 897,308	$ 465,572	$ 4,959,591	$ (248,632)	$ 6,073,889
Balance (in Shares) at Dec. 31, 2022						25,000	[1]
Net income (loss)										1,506,702		1,506,702
Foreign currency translation adjustment											(133,740)	(133,740)
Balance at Dec. 31, 2023						$ 50	[1]	897,308	465,572	6,466,293	(382,372)	7,446,851
Balance (in Shares) at Dec. 31, 2023						25,000	[1]
Net income (loss)										(5,679,082)		(5,679,082)
Shares issued in connection with initial public offering						$ 12	[1]	2,314,837				2,314,849
Shares issued in connection with initial public offering (in Shares)	[1]					6,038
Exercise of Underwriter Warrants
Exercise of Underwriter Warrants (in Shares)	[1]					60
Issuance of ordinary shares in connection with 2024 Equity Incentive Plan						$ 6	[1]	4,408,194				4,408,200
Issuance of ordinary shares in connection with 2024 Equity Incentive Plan (in Shares)	[1]					3,100
Foreign currency translation adjustment											(37,187)	(37,187)
Balance at Dec. 31, 2024						$ 68	[1]	7,620,339	465,572	787,211	(419,559)	8,453,631
Balance (in Shares) at Dec. 31, 2024	[1]					34,198
Net income (loss)										(1,787,077)		(1,787,077)
Re-designation of authorized ordinary shares		$ 47	[1]	$ 21	[1]	$ (68)	[1]
Re-designation of authorized ordinary shares (in Shares)	[1]	23,743		10,455		(34,198)
Exercise of Underwriter Warrants
Exercise of Underwriter Warrants (in Shares)	[1]	87
Issuance of Class A Ordinary shares		$ 155	[1]					15,211,736				15,211,891
Issuance of Class A Ordinary shares (in Shares)		77,445	[1]
Foreign currency translation adjustment											175,329	175,329
Balance at Dec. 31, 2025		$ 202	[1]	$ 21	[1]			$ 22,832,075	$ 465,572	$ (999,866)	$ (244,230)	$ 22,053,774
Balance (in Shares) at Dec. 31, 2025		101,275	[1]	10,455	[1]

[1]	Giving retroactive effect on the 200 to 1 reverse share split to the issued and outstanding Class A and Class B Ordinary Shares effected on January 26, 2026, all share and per share amounts presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented, unless otherwise indicated. (Note 12)